Share capital - Share capital (Details) - USD ($)	5 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 02, 2021	Apr. 25, 2021
Number of shares issued
Number of shares outstanding at beginning of period	1	121,926,166	110,073,430
Treasury shares (in shares)	(1)
Warrant exercised (in shares)			1,852,736
Shares issued in exchange for Arqit Limited shares (in shares)	90,000,000		10,000,000
Shares issued to PIPE investors (in shares)	7,100,000
Shares issued (in shares)		41,628,103
Number of shares outstanding at end of period	110,073,430	163,554,269	121,926,166
Issued capital
Share capital at beginning of period		$ 12,000	$ 11,000
Shares issued		44,719,000
Share capital at end of period	$ 11,000	$ 16,000	$ 12,000
Par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 1
Share Capital
Issued capital
Share capital at beginning of period	$ 1	$ 12,192	$ 11,007
Treasury shares	(1)
Warrant exercised			185
Shares issued in exchange for Arqit Limited shares	9,000		1,000
Shares issued to PIPE investors	710
Shares issued		4,163
Share capital at end of period	$ 11,007	$ 16,355	$ 12,192
Centricus [Member]
Number of shares issued
Shares issued in merger with Centricus (in shares)	12,973,430
Centricus [Member] | Share Capital
Issued capital
Shares issued in merger with Centricus	$ 1,297